SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Aug. 31, 2020
Disclosure Of Significant Accounting Policies [Abstract]
Cash [policy text block]	i) Cash Cash is a financial asset that is measured at amortized cost, which approximates fair value and includes cash-on-hand and deposits held with financing institutions.
Short-term investments [policy text block]

ii) Short-term investments

The Company considers short-term investments in the form of guaranteed investment certificates to be an investing activity. These investments are measured at amortized cost. The Company also has equity securities that are carried at fair value through profit or loss.

Biological assets [policy text block]

iii) Biological assets

While the Company's biological assets are within the scope of IAS 41 Agriculture, the direct and indirect costs of biological assets are determined using an approach similar to the capitalization criteria outlined in IAS 2 Inventories. This includes the direct cost of seeds and growing materials as well as other indirect costs such as utilities and supplies used in the growing process. Indirect labour cost for individuals involved in the growing and quality control process is also included, as well as depreciation of manufacturing assets. All direct and indirect costs of biological assets are capitalized as they are incurred. Unrealized fair value gains/losses on growth of biological assets are recorded on the consolidated statements of (loss) income and comprehensive (loss) income. Biological assets are measured at their fair value less costs to sell on the consolidated statement of financial position.

Inventories [policy text block]

iv) Inventories

Inventories for finished goods and packaging and supplies are initially valued at cost, and subsequently at the lower of cost and net realizable value. Net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs to sell. The Company reviews inventories for obsolete, redundant and slow-moving goods and any such inventories identified are written down to net realizable value. The direct and indirect costs of finished goods inventory initially include the fair value of the biological asset at the time of harvest. They also include subsequent costs such as materials, labour and depreciation expense on equipment involved in packaging, labeling and inspection. All direct and indirect costs related to inventory are capitalized as they are incurred, and they are subsequently recorded within cost of sales on the consolidated statements of (loss) income and comprehensive (loss) income at the time the cannabis is sold. Inventory is measured at lower of cost or net realizable value on the statement of financial position.

Property, plant and equipment [policy text block]

v) Property, plant and equipment

Property, plant and equipment are initially recognized at acquisition cost or manufacturing cost, including any costs directly attributable to bringing the assets to the location and condition necessary for them to be capable of operating in the manner intended by the Company's management. Property, plant and equipment are subsequently measured at cost, less accumulated depreciation and impairment losses.

Depreciation is recognized on a straight-line basis to reduce the cost, less estimated residual value, of depreciable fixed assets. The following useful lives are applied:

Building	25 years
Growing equipment	10 years
Computer equipment	5 years
Vehicles	5 years
Furniture and fixtures	10 years
Leasehold improvements	5 years

Gains or losses arising on the disposal of property, plant and equipment are determined as the difference between the disposal proceeds and the carrying amount of the assets, and are recognized as profit or loss within other income or other expenses.

Assets in process are transferred to the appropriate asset class when available for use and depreciation of these assets commences at that point.

An asset's residual value, useful life and depreciation method are reviewed during each financial year and adjusted if appropriate. When parts of an item of equipment have different useful lives, they are accounted for as separate items (major components) and depreciated accordingly.

Goodwill [policy text block]

vi) Goodwill

Goodwill represents the future economic benefits arising from a business combination that are not individually identified and separately recognized. Goodwill is carried at cost less accumulated impairment losses. Refer to Note 3(viii) for a description of impairment testing procedures.

Assets held for sale [policy text block]

vii) Assets held for sale
Assets and liabilities held for sale are no longer depreciated and are presented separately in the statement of financial position at the lower of their carrying amount and fair value less costs to sell. An asset is regarded as held for sale if its carrying amount will be recovered principally through a sale transaction, rather than through continuing use. For this to be the case, the asset must be available for immediate sale and its sale must be highly probable.

Impairment of long-lived and intangible assets [policy text block]

viii) Impairment of long-lived and intangible assets
Long-lived assets, including property, plant and equipment are reviewed each reporting period for indicators of impairment. Goodwill is assessed for indicators of impairment at each reporting date and is tested annually or whenever events or changes in circumstances indicate that the carrying amount of an asset exceeds its recoverable amount. For the purpose of impairment testing, assets that cannot be tested individually are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or groups of assets (the cash-generating unit, or "CGU"). The recoverable amount of an asset or a CGU is the higher of its fair value, less costs of disposal, and its value in use. If the carrying amount of an asset exceeds its recoverable amount, an impairment charge is recognized immediately in profit or loss equal to the amount by which the carrying amount exceeds the recoverable amount. Except for goodwill, where an impairment loss subsequently reverses, the carrying amount of the asset is increased to the lesser of the revised estimate of recoverable amount, and the carrying amount that would have been recorded had no impairment loss been recognized previously.

Share-based payments [policy text block]

ix) Share-based payments

The Company measures equity settled share-based payments based on their fair value at the grant date and recognizes compensation expense in profit or loss over the vesting period based on the Company's estimate of equity instruments that will eventually vest. Fair value for options is determined using the Black-Scholes pricing model and fair value for Restricted Share Units ("RSUs") and Performance Share Units ("PSUs") is determined using the Company's share price at the grant date.

Expected forfeitures are estimated at the date of the grant and subsequently adjusted if further information indicates actual forfeitures may vary from the original estimate.  The impact of the revision of the original estimate is recognized in profit or loss such that the cumulative expenses reflect the revised estimate.

For stock options granted to non-employees, the expense is measured at the fair value of the goods and services received except when the fair value cannot be estimated in which case it is measured at the fair value of the equity instrument granted.

Consideration paid by employees or non-employees on the exercise of options is recorded as an increase to share capital and the related share-based expense is transferred from equity reserves to share capital.

Investments in associates [policy text block]

x) Investments in associates

Associates are companies over which the Company has significant influence and are accounted for under the equity method. Significant influence is presumed when the Company has an ownership interest greater than 20%, unless certain qualitative factors overcome this assumption. Conversely, where the Company has an ownership interest less than 20%, it is presumed that the Company does not have significant influence, unless certain qualitative factors overcome this assumption. In assessing significant influence and the ownership interest, potential voting rights that are currently exercisable are taken into consideration.

Investments in associates are accounted for using the equity method and are initially recognized at cost, inclusive of transaction costs. The consolidated financial statements include the Company’s share of the income or loss and equity movement of equity accounted associates. In accordance with IFRS, the associate’s most recent available financial statements are used in the application of the equity method. Where the associate’s reporting period differs from the Company’s, the associate prepares financial information as of the same period end as the Company, unless it is impracticable to do so. Otherwise, the Company will adjust for its share of income and expenses and equity movement based on the associate’s most recently completed financial statements, adjusted for the effects of significant transactions. The Company does not recognize losses exceeding the carrying value of its interest in the associate.

Intangible assets [policy text block]

xi) Intangible assets

Intangible assets are recorded at cost less accumulated amortization and impairment losses, if any. Intangible assets acquired in a business combination are measured at fair value at the acquisition date. Amortization of definite life intangibles is provided on a straight-line basis over their estimated useful lives, which do not exceed the contractual period, if any, except for off-market supply agreements, where amortization is provided based on the actual output received versus the estimated output forecast to be received over the life of the agreement.

The estimated useful lives, residual values, and amortization methods are reviewed at each year end, and any changes in estimates are accounted for prospectively. Intangible assets with an indefinite life or not yet available for use are not subject to amortization.

Research costs are expensed as incurred. Development expenditures are capitalized only if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Company intends to and has sufficient resources to complete development to use or sell the asset. Research costs and other development expenditures are recognized as general and administrative expenses on the consolidated statement of income (loss) and comprehensive income (loss) as incurred.

Earnings (loss) per share [policy text block]

xii) Earnings (loss) per share
Basic earnings (loss) per share is calculated by dividing net income (loss) attributable to common shareholders by the weighted-average number of shares outstanding during the period.  Diluted earnings (loss) per share is calculated in a similar manner, but with adjustments to give effect to all dilutive potential common shares outstanding during the period. The dilutive effect of warrants, options, RSUs and PSUs is calculated using the treasury stock method. The if-converted method, which assumes that all convertible debt has been converted if the debt is in-the-money, is used to calculate the dilutive effect of convertible debt.  Anti-dilutive effects of potential conversions of securities are ignored for this calculation.

Revenue recognition [policy text block]

xiii) Revenue recognition

Revenue from the direct sale of cannabis and cannabis oil for a fixed price is recognized when the Company transfers control of the good to the customer, which is at point of delivery for medical cannabis and recreational cannabis.

Revenue includes excise taxes, which the Company pays as principal, but excludes duties and taxes collected on behalf of third parties. Revenue also includes the net consideration to which the Company expects to be entitled. Revenue is recognized to the extent that it is highly probable that a significant reversal will not occur. Therefore, revenue is stated net of expected price discounts, allowances for customer returns and certain promotional activities and similar items. Generally, payment of the transaction price is due within credit terms that are consistent with industry practices, with no element of financing.

Net revenue is revenue less excise taxes. Excise taxes are effectively a production tax which becomes payable when the product is removed from the Company's premises and may or may not be directly related to the value of revenue depending on the province of sale. It is generally not included as a separate item on external invoices; increases in excise tax are not always passed on to the customer and where a customer fails to pay for product received the Company cannot reclaim the excise tax. The Company therefore recognizes excise tax, unless it regards itself as an agent of the regulatory authorities, as a cost and reduction to revenue for the Company.

Income taxes [policy text block]

xiv) Income taxes

The measurement of income taxes payable and deferred income tax assets and liabilities requires management to make judgments in the interpretation and application of the relevant tax laws. The actual amount of income taxes only becomes final upon filing and acceptance of the tax return by the relevant authorities, which occurs subsequent to the issuance of the consolidated financial statements.

Income tax expense (recovery) in the statements of income (loss) and comprehensive income (loss) is the sum of current and deferred tax as explained below.

Current tax is the expected income tax payable (recoverable) on the taxable income (loss) for the period, using tax rates enacted, or substantively enacted, as at the end of the reporting period.  Current tax expense (recovery) included in the statements of income (loss) and comprehensive income (loss) reflects the current tax for the reporting period, plus adjustments to the current tax of prior periods, less current tax recorded directly in other comprehensive income (loss) or equity.

Deferred taxes are accounted for under the liability method and are the taxes expected to be payable or recoverable on the temporary differences between the carrying amounts of assets and liabilities in the financial statements and the corresponding tax bases used in the computation of taxable income.  Deferred tax liabilities are generally recognized for all taxable temporary differences and deferred tax assets are recognized to the extent that it is probable that taxable income will be available against which deductible temporary differences and unused tax losses and tax credits can be utilized.  Deferred tax is calculated on a non-discounted basis, using enacted or substantively enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The carrying amounts of individual deferred tax assets are reviewed at the end of each reporting period, but are only recognized for the proportion on which it is probable that sufficient taxable profits will be available for such assets to be recovered.

Deferred tax is not recognized for: i) temporary differences related to the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss; ii) differences relating to investments in subsidiaries to the extent that it is probable that they will not reverse in the foreseeable future; and, iii) differences arising on the initial recognition of goodwill.

Borrowing costs [policy text block]

xv) Borrowing costs
Borrowing costs directly attributable to the acquisition, construction or production of qualifying assets, which are assets that necessarily take a substantial period of time to get ready for their intended use or sale, are added to the cost of those assets, until such time that the assets are substantially ready for their intended use or sale. Other borrowing costs are expensed in the period in which they are incurred and reported in finance costs. No borrowing costs were capitalized during the periods presented.

Discontinued operations [policy text block]

xvi) Discontinued operations

A disposal group is presented as a discontinued operation if all of the following conditions are met: i) it is a component of the Company for which operations and cash flows can be clearly distinguished operationally and financially from the rest of the Company, ii) it represents a separate major line of business or operations that either has been disposed of or is classified as held for sale; and iii) it is part of a single coordinated plan to dispose of a separate major line of business of operations.

Assets in a disposal group classified as held for sale are presented separately in the consolidated statements of financial position. Discontinued operations are presented separately from continuing operations in the consolidated statements of income (loss) and comprehensive income (loss) and consolidated statements of cash flows.

Government subsidies [policy text block]

xvii) Government subsidies

Government subsidies are recognized when there is reasonable assurance that the subsidy will be received, and all the attached conditions will be complied with. Subsidies are recognized as income in the statement of income (loss) and comprehensive income (loss) on a systematic basis over the periods in which the expenses are recognized for the related costs for which the subsidies are intended to compensate, which in the case of subsidies related to assets requires setting it up as deferred income or deducting it from the carrying amount of the asset.

Critical accounting estimates and judgments [policy text block]

xviii) Critical accounting estimates and judgments

The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the year in which the estimates are revised and in any future years affected.

The following are the estimates and judgments made by management in applying the accounting policies of the Company that have the most significant effect on the financial statements.

1) Biological assets and inventories

Determination of the fair value of biological assets requires management to make a number of estimates, including estimating harvesting costs, selling costs, sales prices, wastage, oil conversion factor, expected yields, and post-harvest costs of the cannabis plant. The Company records obsolete and unsaleable inventories at the lower of cost and net realizable value. Adjustments to the carrying value of inventories are based on obsolescence trends, historical experience, and forecast demand and pricing for obsolete and unsaleable inventories. Refer to Notes 7 and 8 for further information.

(2) Estimated useful lives and impairment of property, plant and equipment

Amortization of property, plant and equipment requires estimates of useful lives, which are determined through the exercise of judgment. The assessment of any impairment of these assets is dependent upon estimates of recoverable amounts, taking into consideration factors such as economic and market conditions and the useful lives of assets.

(3) Share-based payments

In determining the fair value of options and related expenses, management estimates the expected life of the option, the volatility of the Company's share price, the risk-free interest rate, and the rate of forfeitures. Refer to Note 12 for further information.

(4) Warrants

In determining the value of warrants, management estimates the expected life of the warrant, the volatility of the Company's share price, and the risk-free interest rate.

(5) Adult-use recreational cannabis revenue - provision for returns and price adjustments

Government customers typically have the right to return products, and in some cases, the right to pricing adjustments for products that are subsequently discounted or sold for a lower price in another jurisdiction. The estimation of potential future returns and pricing adjustments includes the use of management estimates and assumptions that may not be certain given the evolving nature of the industry.

(6) Investments in associates

Management has applied significant judgment in the determination of whether the Company exerts significant influence with respect to its investments, which then allows the Company to account for its investments under the equity accounting method. Further, management has applied significant judgment and made use of management estimates and assumptions in determining and quantifying any impairment losses that may need to be recorded against its investments in associates.

(7) Impairment of long-lived and intangible assets

In determining the recoverable amount of the Company's Moncton campus (the "Moncton Campus") CGU, management has applied significant judgment in the aggregation of the CGU and has made various estimates with respect to the forecast cash flows, terminal growth rate, post-tax discount rate, and income taxes utilized in the discounted cash flow model to estimate fair value less costs of disposal.

NEW STANDARDS AND INTERPRETATIONS ADOPTED [policy text block]

NEW STANDARDS AND INTERPRETATIONS ADOPTED

New or amended standards effective September 1, 2019

The Company has adopted the following new or amended IFRS standard for the annual period beginning on September 1, 2019:

IFRS 16 - Leases

In January 2016, the IASB issued IFRS 16 Leases, which replaced IAS 17 Leases. This standard introduces a single lessee accounting model and requires a lessee to recognize assets and liabilities for all leases with a term of more than twelve months, unless the underlying asset is of low value. A lessee is required to recognize a right-of-use asset representing its right to use the underlying asset and a lease liability representing its obligation to make lease payments. The standard was effective for annual periods beginning on or after January 1, 2019 and has been adopted by the Company effective September 1, 2019 using the modified retrospective approach where comparative figures were not restated.

As a result of adopting IFRS 16, the Company recognized right-of use ("ROU") assets of $4,464 recorded under property, plant and equipment (Note 9), lease liabilities of $4,439 recorded under other liabilities (Note 13), and a reduction to prepaid expenses of $25 as a result of the leasing arrangements in place at September 1, 2019 and entered during the year ended August 31, 2020 by the Company.

The ROU asset was measured as the amount of the lease liability, using the Company's incremental borrowing rate on September 1, 2019 that the Company would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the ROU asset in a similar economic environment. The weighted average interest rate as of September 1, 2019 to measure the lease liabilities was 5.70%.

The Company elected to use the following practical expedients on adoption of IFRS 16 on all of its leases:

(a) In accordance with IFRS 16.C3, an election is being taken to not reassess whether a contract is or contains a lease at the date of initial application, and instead to only apply IFRS 16 to contracts that were in the scope of IAS 17;

(b) In accordance with IFRS 16.C8(b)(ii), an election is being taken to measure the ROU asset on September 1, 2019 as an amount equal to the lease liability, adjusted for prepaid or accrued lease payments;

(c) In accordance with IFRS 16.C10(a), an election is being taken to apply a single discount rate to a portfolio of leases with reasonably similar characteristics;

(d) In accordance with IFRS 16.C10(b), an election is being taken to rely on the IAS 37 assessment of whether leases are onerous instead of performing an impairment review;

(e) In accordance with IFRS 16.C10(c), an election is being taken to exclude leases for which the term ends within 12 months from September 1, 2019;

(f) In accordance with IFRS 16.C10(d), an election is being taken to exclude initial direct costs from the measurement of the ROU asset on September 1, 2019;

(g) In accordance with IFRS 16.15, an election is being taken, by class of underlying asset, not to separate non-lease components from lease components, and instead account for each lease component and any associated non-lease components as a single lease component where the non-lease components are not significant compared to the lease components;

(h) In accordance with IFRS 16.5(a), an election is being taken to not recognize a ROU asset and lease liability for leases for which the lease has a term less than 12 months; and

(i) In accordance with IFRS 16.5(b), an election is being taken to not recognize a ROU asset and lease liability for leases for which the underlying asset is of low value, which is defined to mean less than $5,000 USD when new.

The following is a reconciliation between the Company's operating lease commitments disclosed applying IAS 17 as at August 31, 2019 and the lease liabilities as at September 1, 2019 after adopting IFRS 16:

Reconciliation - IAS 17 to IFRS 16
Operating lease obligations as at August 31, 2019	$3,049
Minimum future payments not related to lease payments	(411)
Lease payments for renewal options reasonably expected to be exercised but not contractually obligated	655
Relief option for short-term leases	(538)
Relief option for leases of low-value assets	(76)
Gross lease liabilities at September 1, 2019	2,679
Discounting	(459)
Present value of lease liabilities at September 1, 2019	$2,220

New Accounting Pronouncements

The following IFRS standards have been recently issued by the IASB. Pronouncements that are irrelevant or not expected to have a significant impact have been excluded.

Amendments to IFRS 3: Definition of a Business

In October 2018, the IASB issued "Definition of a Business (Amendments to IFRS 3)". The amendments clarify the definition of a business, with the objective of assisting entities to determine whether a transaction should be accounted for as a business combination or as an asset acquisition. The amendment provides an assessment framework to determine when a series of integrated activities is not a business. The amendments are effective for business combinations occurring on or after the beginning of the first annual reporting period beginning on or after January 1, 2020. The Company is currently evaluating the potential impact of these amendments on the Company's consolidated financial statements resulting from any future transactions.

Amendments to IAS 1: Classification of Liabilities as Current or Non-Current

The amendments to IAS 1 clarify the requirements relating to determining whether a liability should be presented as current or non-current in the statement of financial position. Under the new requirements, the assessment of whether a liability is presented as current or non-current is based on the contractual arrangements in place as at the reporting date and does not impact the amount or timing of recognition. The amendment applies retrospectively for annual reporting periods beginning on or after January 1, 2023. The Company is currently evaluating the potential impact of these amendments on the Company's consolidated financial statements.